Business Combinations - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012 Store	Jan. 01, 2012	Jan. 02, 2011	May 31, 2012 Store	May 29, 2012 Sunflower Farmers Markets, Inc. [Member]	May 31, 2012 Sunflower Farmers Markets, Inc. [Member] Store	Dec. 30, 2012 Sunflower Farmers Markets, Inc. [Member]	May 29, 2012 Sunflower Farmers Markets, Inc. [Member] Finite-lived trade names [Member]	Apr. 18, 2011 Henry's Holdings LLC [Member]	Apr. 18, 2011 Henry's Holdings LLC [Member] Sprouts Farmers Market, Inc. [Member]	Jan. 01, 2012 Henry's Holdings LLC [Member] Sprouts Farmers Market, Inc. [Member]	Apr. 18, 2011 Henry's Holdings LLC [Member] Apollo [Member]
Business Acquisition [Line Items]
Acquisition date							May 29, 2012	May 29, 2012			Apr. 18, 2011
Membership interests paid											$ 274,600,000
Shares issued							14,898,136					45,650,000		64,350,000
Equity interest ownership percentage								100.00%				41.50%		58.50%
Cash distribution to the Liquidating Trust											199,100,000
Equity contribution														214,000,000
Fair value of shares issued							$ 6.01				$ 3.33
Net sales	1,829,675,000	1,315,882,000	1,794,823,000	1,105,879,000	516,816,000				297,800,000				556,000,000
Net income (loss)	$ 42,046,000	$ 16,159,000	$ 19,500,000	$ (27,445,000)	$ 4,861,000				$ 8,600,000				$ 44,500,000
Weighted average useful life			12 years 3 months 18 days							10 years
Acquisition date	May 2012
Operating stores			148			143		37